Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	$ 59,289,662	$ 59,607,958		$ 59,607,958
Gross carrying value, ending	59,289,346	59,290,037		59,289,662	$ 59,607,958
Accumulated amortisation
Accumulated amortisation, beginning	24,030,158	12,135,754		12,135,754
Accumulated amortisation, ending	29,653,575	18,151,038		24,030,158	12,135,754
Net block	29,635,771	41,138,999		35,259,504
Accumulated amortisation, Charge for the period	5,623,417	6,015,398		11,894,518
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary				(114)
Accumulated amortisation, Disposals		(114)
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary				(318,129)
Gross carrying value, Disposals		(318,129)
Gross carrying value, Exchange differences	316	(208)		167
Gross carrying value, Acquisation through business combination
Customer acquisition List [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	59,216,654	59,216,654		59,216,654
Gross carrying value, ending	59,216,654	59,216,654		59,216,654	59,216,654
Accumulated amortisation
Accumulated amortisation, beginning	24,030,158	12,135,640		12,135,640
Accumulated amortisation, ending	29,653,575	18,151,038		24,030,158	12,135,640
Net block	29,563,079	41,065,616		35,186,496
Accumulated amortisation, Charge for the period	5,623,417	6,015,398		11,894,518
Gross carrying value, Additions
Gross carrying value, Exchange differences
Gross carrying value, Acquisation through business combination
Goodwill [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	73,008	390,927		390,927
Gross carrying value, ending	72,692	73,383		73,008	390,927
Accumulated amortisation
Accumulated amortisation, beginning
Accumulated amortisation, ending
Net block	72,692	73,383		73,008
Accumulated amortisation, Charge for the period
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary				(317,752)
Gross carrying value, Disposals		(317,752)
Gross carrying value, Exchange differences	316	(208)		167
Gross carrying value, Acquisation through business combination
Software [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning		377		377
Gross carrying value, ending					377
Accumulated amortisation
Accumulated amortisation, beginning		114		114
Accumulated amortisation, ending					114
Net block
Accumulated amortisation, Charge for the period
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary				(114)
Accumulated amortisation, Disposals		(114)
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary				(377)
Gross carrying value, Disposals		(377)
Intangible asset under development [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	166,587
Gross carrying value, ending	3,836,627	160,000		166,587
Accumulated amortisation
Accumulated amortisation, beginning
Accumulated amortisation, ending
Net block	3,836,627	160,000		166,587
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary
Gross carrying value, Additions	3,670,501	$ 160,000		$ 166,587
Gross carrying value, Exchange differences	$ 461